Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2013	2012	2011

Shares outstanding	176,750,599	175,209,082	173,518,872
Treasury shares	1,178,323	776,355	710,482